Realized and Unrealized Gain on Oil and Gas Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments	The realized and unrealized gain on the oil and gas derivative instruments comprise the following:

	Nine months ended September 30,
	2022	2021
Realized gain on Hilli gas derivative instrument	100,840	—
Realized gain on Hilli oil derivative instrument	82,890	11,837
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	(29,034)	—
Realized gain on oil and gas derivative instruments, net	154,696	11,837

Unrealized gain on Hilli gas derivative instrument (note 17)	309,375	—
Unrealized gain on Hilli oil derivative instrument (note 17)	36,186	145,282
Unrealized MTM adjustment on commodity swap derivatives	16,411	—
Unrealized gain on oil and gas derivative instruments	361,972	145,282

Realized and unrealized gain on oil and gas derivative instruments (note 20)	516,668	157,119